Indebtedness (Summary Of Indebtedness) (Details) (USD $)	9 Months Ended								9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Vintage At Madison Crossing [Member]	Sep. 30, 2013 The Pointe At Canyon Ridge [Member]	Sep. 30, 2013 St. James At Goose Creek [Member]	Sep. 30, 2013 Creekstone At RTP [Member]	Sep. 30, 2013 The Estates At Maitland [Member]	Jun. 30, 2013 The Estates At Maitland [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] Lakeshore On The Hill [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] The Trails Of Signal Mountain [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] Westmont Common [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] Vintage At Madison Crossing [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] The Pointe At Canyon Ridge [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] St. James At Goose Creek [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] Creekstone At RTP [Member]	Sep. 30, 2013 Fixed Rate Secured Indebtdness [Member] Talison Row [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Merce Apartments [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Park At Fox Trails [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Post Oak [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Estates At Millenia [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] Fountains Southend [Member]	Sep. 30, 2013 Variable Rate Secured Indebtedness [Member] The Estates At Maitland [Member]
Debt Instrument [Line Items]
Outstanding Balance	$ 253,755,806	$ 133,245,422		$ 25,800,000	$ 19,000,000	$ 23,300,000	$ 4,200,000		$ 146,094,060	$ 6,763,337	$ 8,288,723	$ 17,920,000	$ 11,437,000	$ 25,800,000	$ 19,000,000	$ 23,250,000	$ 33,635,000	$ 107,661,746	$ 13,000,000	$ 5,475,000	$ 14,768,713	$ 5,268,033	$ 34,950,000	$ 30,000,000	$ 4,200,000
Interest Rate	4.41%		4.19%	4.10%	3.75%	3.88%		6.75%	4.05%	4.48%	4.92%	3.84%	4.19%	4.10%	3.75%	3.88%	4.06%	4.91%	3.52%	3.13%	3.12%	3.38%	5.75%	5.75%	6.75%
Interest Rate	4.41%	4.87%
Remaining Term in Years	6 years 3 months 4 days								9 years 6 months	4 years 3 months	4 years 8 months 1 day	9 years 3 months	9 years 6 months	11 years 8 months 1 day	9 years 9 months	9 years 8 months 9 days	9 years 11 months 1 day	1 year 10 months 13 days	2 years 3 months 29 days	5 years 1 month 2 days	5 years 3 months	4 years 10 months 2 days	8 months 5 days	5 months 23 days	6 months 26 days